Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
6.	ACCRUED LIABILITIES
Accrued liabilities consisted of the following:

	June 30, 2022	December 31, 2021
Payroll accruals	$1,036	$1,066
Offering costs	534	—
Accrued professional fees	221	18
Accrued expenses	70	45
Deferred rent	—	87
Other accrued liabilities	46	78

	$1,907	$1,294

6.	ACCRUED LIABILITIES
Accrued liabilities consisted of the following as of December 31:

	2021	2020
Payroll accrued	$1,066	$420
Accrued expenses	63	247
Deferred rent	87	87
Other accrued liabilities	78	51

	$1,294	$805